Income taxes (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxes [Line Items]
Profit (loss) before tax		$ 143,603,276	$ 185,621,574	$ 458,211,348
Tax expense (income) at applicable tax rate		(38,772,885)	(50,117,825)	(123,717,064)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Other tax effects for reconciliation between accounting profit and tax expense (income)		6,626,165	9,105,693	(14,596,485)
Tax effect from change in tax rate		0	0	23,903
Derecognition of deferred tax assets not recoverable (1)	[1]	(3,529,795)	0	0
Tax effect of foreign tax rates		(540,129)	1,140,027	1,519,558
Tax effect of adjustments for tax of prior peiods		808,224	(103,809)	643,271
Income tax expense		$ (35,408,420)	$ (39,975,914)	$ (136,126,817)
Applicable tax rate		27.00%	27.00%	27.00%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other tax rate effects for reconciliation between accounting profit and tax expense (income)		(4.61%)	(4.91%)	3.19%
Tax rate effect from change in tax rate		25.00%	30.00%	(0.01%)
Derecognition of deferred tax assets not recoverable (1)	[1]	2.46%	0.00%	0.00%
Tax rate effect of foreign tax rates		0.38%	(0.61%)	(0.33%)
Tax rate effect of adjustments for current tax of prior periods		(0.56%)	0.06%	(0.14%)
Average effective tax rate		24.67%	21.54%	29.71%

[1]	The Company has written off deferred tax asset accounts that it estimates will not be recoverable in the foreseeable future.